Financial assets, liabilities and financial result (excluding Orange Bank) - Analysis of external net financial debt by entity (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 23,843	€ 24,444	€ 26,552
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	107	309	862
Orange Espagne [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	113	169	511
FT IMMO H and subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	482	536	496
Medi Telecom [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	390	423	436
Other subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	250	(147)	(370)
IFRS Parent Company [Member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 22,501	€ 23,154	€ 24,617